Restructuring Programs	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Programs
Restructuring and Asset Impairment Charges

Over the past several years, we have engaged in a series of restructuring programs related to downsizing our employee base, exiting certain activities, outsourcing certain internal functions and engaging in other actions designed to reduce our cost structure and improve productivity. These initiatives primarily consist of severance actions and impact all major geographies and segments. Management continues to evaluate our business, therefore, in future years, there may be additional provisions for new plan initiatives as well as changes in previously recorded estimates, as payments are made or actions are completed. Asset impairment charges were also incurred in connection with these restructuring actions for those assets sold, abandoned or made obsolete as a result of these programs.

A summary of our restructuring program activity during the three years ended December 31, 2011 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance December 31,2008	$320	$32	$—	$352
Restructuring provision	28	9	—	37
Reversals of prior accruals	(39)	(6)	—	(45)
Net current period charges(2)	(11)	3	—	(8)
Charges against reserve and currency	(255)	(15)	—	(270)
Balance December 31,2009	54	20	—	74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	$116	$7	$—	$123
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(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2011	2010	2009
Charges against reserve	$(233)	$(234)	$(270)
Asset impairment	5	26	—
Effects of foreign currency and other non-cash items	10	(5)	—
Restructuring Cash Payments	$(218)	$(213)	$(270)

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2011	2010	2009
Technology	$23	$325	$(5)
Services	12	104	(2)
Other	(2)	54	(1)
Total Net Restructuring Charges	$33	$483	$(8)

2012 Plan
To date, we have identified and approved additional restructuring initiatives of approximately $25 for the first quarter of 2012. These actions are expected to impact all geographies and segments with approximately equal focus on SAG reductions, gross margin improvements and optimization of RD&E investments.

2011 Activity
During 2011, we recorded $33 of net restructuring and asset impairment charges, which included the following:

•
$98 of severance costs related to headcount reductions of approximately 3,900 employees primarily in North America. The actions impacted several functional areas and approximately 55% of the costs were focused on gross margin improvements, 36% on SAG and 9% on the optimization of RD&E investments.

•	$1 for lease termination costs.

•	$5 of asset impairment losses from the disposition of two aircraft associated with the restructuring of our corporate aviation operations.

The above charges were partially offset by $71 of net reversals for changes in estimated reserves from prior period initiatives.

The restructuring reserve balance as of December 31, 2011, for all programs was $123, of which approximately $116 is expected to be spent over the next twelve months.

2010 Activity
During 2010, we recorded $483 of net restructuring and asset impairment charges, which included the following:

•
$470 of severance costs related to headcount reductions of approximately 9,000 employees. The costs associated with these actions applied about equally to North America and Europe, with approximately 20% related to our developing market countries. Approximately 50% of the costs were focused on gross margin improvements, 40% on SAG and 10% on the optimization of RD&E investments and impacted the following functional areas:

•	Services

•	Supply chain and manufacturing

•	Back office administration

•	Development and engineering costs.

•	$28 for lease termination costs primarily reflecting the continued rationalization and optimization of our worldwide operating locations, particularly as a result of our acquisition of ACS.

•
$19 loss associated with the sale of our Venezuelan subsidiary. The loss primarily reflects the write-off of our Venezuelan net assets including working capital and long-lived assets. We continue to sell equipment, parts and supplies to the acquiring company through a distribution arrangement but no longer have any direct or local operations in Venezuela.

The above charges were partially offset by $41 of net reversals for changes in estimated reserves from prior period initiatives.

2009 Activity
Restructuring activity was minimal in 2009 and the related charges primarily reflected changes in estimates in severance costs from previously recorded actions.